RELATED PARTY TRANSACTIONS - Registration Rights (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017 USD ($) takedown
Related Party Transactions [Abstract]
Shelf takedown, aggregate minimum amount | $		$ 20,000,000.0
Shelf takedown, maximum number | takedown		4
Shelf takedown, period per incident	6 months